Prepayments - Schedule of Prepayments (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid Expense, Current [Abstract]
Prepayments - inventories and processing fee	¥ 64,813,532		¥ 369,183,083
Prepayments - others	6,500,722		3,172,046
Prepayments	¥ 71,314,254	$ 10,239,533	¥ 372,355,129